SHARE-BASED PAYMENT RESERVE (Details Narrative) - $ / shares	Dec. 31, 2025	Jul. 01, 2025	Apr. 18, 2023
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		63,281
2023 Equity incentive plan [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	130,431	130,431
2023 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			1,279,117
Ordinary shares par value			$ 0